Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Comprehensive Income [Abstract]
Net loss	$ (561,166)	$ (224,955)	$ (107,336)
Foreign currency translation adjustments:
Translation gain	1,973	515	3,732
Reclassification adjustment for net translation adjustments realized in net income	144	(762)
Net change	2,117	(247)	3,732
Available-for-sale securities:
Change in unrealized (loss) gain		16,136	(3,388)
Reclassification adjustment for net loss realized in net income		(13,787)
Net change		2,349	(3,388)
Total other comprehensive income, net of tax	2,117	2,102	344
Less: total comprehensive loss attributable to non-controlling interests	678	2,023	4,198
Total comprehensive loss attributable to Sea Limited's ordinary shareholders	$ (558,371)	$ (220,830)	$ (102,794)